EATON VANCE MUNICIPALS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information dated December 1, 2017, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 171 (“Amendment No. 171”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 171 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-17-002280) on November 27, 2017:

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

(collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: December 4, 2017